AMG Managers Pictet International Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 98.7%
Communication Services - 10.7%
Bollore SA (France)	891,564	$2,991,517
Informa PLC (United Kingdom)	1,120,747	5,314,136
Nexon Co., Ltd. (Japan)	198,200	5,092,117
Square Enix Holdings Co., Ltd. (Japan)	34,000	1,826,810
Tencent Holdings, Ltd. (China)	57,500	3,944,398
Vivendi SA (France)	103,627	2,749,896

Total Communication Services		21,918,874
Consumer Discretionary - 16.4%
Cie Financiere Richemont SA (Switzerland)	53,317	3,309,979
Compass Group PLC (United Kingdom)	260,102	3,578,807
Freni Brembo SpA (Italy)*,1	250,062	2,264,903
Gestamp Automocion SA (Spain)[2]	473,524	1,137,879
InterContinental Hotels Group PLC (United Kingdom)	64,131	2,953,953
JD.com, Inc., ADR (China)*	30,943	1,973,854
KOMEDA Holdings Co., Ltd. (Japan)	146,100	2,295,372
Pandora A/S (Denmark)	54,085	3,439,876
Rakuten, Inc. (Japan)	273,700	2,515,117
Rinnai Corp. (Japan)	25,600	2,098,272
Sony Corp. (Japan)	41,100	3,193,266
Trip.com Group, Ltd., ADR (China)*	171,254	4,658,109

Total Consumer Discretionary		33,419,387
Consumer Staples - 16.7%
Ain Holdings, Inc. (Japan)	53,300	3,391,898
Anheuser-Busch InBev SA/NV (Belgium)	90,295	4,903,319
Asahi Group Holdings, Ltd. (Japan)	189,200	6,167,142
cocokara fine, Inc. (Japan)	39,000	2,122,338
Danone SA (France)	35,751	2,392,938
Matsumotokiyoshi Holdings Co., Ltd. (Japan)	115,000	3,841,731
Nestle SA (Switzerland)	61,019	7,256,487
Treasury Wine Estates, Ltd. (Australia)	520,914	3,999,436

Total Consumer Staples		34,075,289
Energy - 1.6%
Royal Dutch Shell PLC, Class B (Netherlands)	228,843	3,212,154
Financials - 17.8%
ASR Nederland NV (Netherlands)	77,161	2,492,861
Banco Bilbao Vizcaya Argentaria SA (Spain)	838,885	2,612,061
DBS Group Holdings, Ltd. (Singapore)	249,500	3,604,191
EXOR NV (Netherlands)	71,715	4,027,369
Intesa Sanpaolo SpA (Italy)*	1,235,728	2,518,847
Julius Baer Group, Ltd. (Switzerland)	91,906	4,034,666
	Shares	Value

Moscow Exchange MICEX-RTS PJSC (Russia)	1,793,083	$3,224,267
Nordea Bank Abp (Finland)*	404,295	3,122,808
Prudential PLC (United Kingdom)	300,064	4,288,155
Saga PLC (United Kingdom)	4,344,226	865,433
Shinsei Bank, Ltd. (Japan)	247,600	2,797,201
Sompo Holdings, Inc. (Japan)	82,900	2,731,902

Total Financials		36,319,761
Health Care - 5.8%
GlaxoSmithKline PLC (United Kingdom)	217,236	4,327,421
Grifols SA, ADR (Spain)	172,684	3,258,547
LivaNova PLC (United Kingdom)*	52,917	2,462,757
Miraca Holdings, Inc. (Japan)	79,100	1,779,933

Total Health Care		11,828,658
Industrials - 22.1%
Bunzl PLC (United Kingdom)	41,775	1,196,692
CK Hutchison Holdings, Ltd. (Hong Kong)	352,248	2,300,109
Elis SA (France)*	290,444	3,528,878
FANUC Corp. (Japan)	21,700	3,661,292
Fujitec Co., Ltd. (Japan)	156,800	2,687,018
Hoshizaki Corp. (Japan)	43,200	3,293,155
Jardine Strategic Holdings, Ltd. (Hong Kong)	201,101	4,051,215
Knorr-Bremse AG (Germany)	29,146	3,410,305
Park24 Co., Ltd. (Japan)	186,700	2,487,379
Reliance Worldwide Corp., Ltd. (United States)	1,631,584	3,104,355
S-1 Corp. (South Korea)	6,612	502,278
Safran SA (France)*	48,357	5,142,865
Signature Aviation PLC (United Kingdom)	520,314	1,574,950
Vinci SA (France)	41,173	3,543,567
The Weir Group PLC (United Kingdom)	157,939	2,455,874
Wizz Air Holdings PLC (Switzerland)*,2	49,839	2,090,171

Total Industrials		45,030,103
Information Technology - 5.2%
ams AG (Austria)*	43,171	726,163
ASML Holding NV (Netherlands)	11,429	4,063,452
Samsung Electronics Co., Ltd. (South Korea)	73,341	3,584,457
Siltronic AG (Germany)	24,204	2,208,134

Total Information Technology		10,582,206
Materials - 1.6%
OCI NV (Netherlands)*,1	270,473	3,222,794
Real Estate - 0.8%
Merlin Properties Socimi SA, REIT (Spain)	185,817	1,537,360

Total Common Stocks (Cost $219,761,375)		201,146,586

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 1.3%
Joint Repurchase Agreements - 0.7%[3]
Citigroup Global Markets, Inc., dated 07/31/20, due 08/03/20, 0.090% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 01/28/21 - 04/01/59, totaling $1,020,000)	$1,000,000	$1,000,000
Credit Suisse AG, dated 07/31/20, due 08/03/20, 0.080% total to be received $388,427 (collateralized by various U.S. Treasuries, 0.000% - 2.250%, 08/25/20 - 02/15/27, totaling $396,192)	388,424	388,424

Total Joint Repurchase Agreements		1,388,424

Shares
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[4]	430,021	430,021
	Shares	Value
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[4]	430,021	$430,021
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[4]	443,052	443,052

Total Other Investment Companies		1,303,094

Total Short-Term Investments (Cost $2,691,519)		2,691,518
Total Investments - 100.0% (Cost $222,452,894)		203,838,104
Other Assets, less Liabilities - 0.0%		11,299
Net Assets - 100.0%		$203,849,403

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,351,333 or 0.7% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $3,228,050 or 1.6% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	—	$45,030,103	—	$45,030,103
Financials	—	36,319,761	—	36,319,761
Consumer Staples	—	34,075,289	—	34,075,289
Consumer Discretionary	$6,631,963	26,787,424	—	33,419,387
Communication Services	—	21,918,874	—	21,918,874
Health Care	5,721,304	6,107,354	—	11,828,658
Information Technology	—	10,582,206	—	10,582,206
Materials	—	3,222,794	—	3,222,794
Energy	—	3,212,154	—	3,212,154
Real Estate	—	1,537,360	—	1,537,360
Short-Term Investments
Joint Repurchase Agreements	—	1,388,424	—	1,388,424
Other Investment Companies	1,303,094	—	—	1,303,094
Total Investments in Securities	$13,656,361	$190,181,743	—	$203,838,104

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2020, was as follows:
Country	% of Long-Term Investments
Australia	2.0
Austria	0.4
Belgium	2.4
China	5.3
Denmark	1.7
Finland	1.6
France	10.1
Germany	2.8
Hong Kong	3.2
Italy	2.4
Japan	25.8
Country	% of Long-Term Investments
Netherlands	8.5
Russia	1.6
Singapore	1.8
South Korea	2.0
Spain	4.2
Switzerland	8.3
United Kingdom	14.4
United States	1.5
100.0

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,351,333	$1,388,424	—	$1,388,424
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.